Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of income tax components
Significant components of the provision (benefit) for income taxes from continuing operations are as follows (in thousands):

	Year Ended December 31,
	2018	2017
Current provision:
Federal	$—	$—
State	80	30
Foreign	45	63
Total current provision	125	93
Deferred (benefit) provision:
Federal	(1,398)	26,737
State	(288)	1,157
Foreign	—	—
Total deferred (benefit) provision	(1,686)	27,894
Total income tax (benefit) provision	$(1,561)	$27,987

Schedule of differences between provision (benefit) for income taxes and statutory income taxes
Differences between the provision (benefit) for income taxes and income taxes at the statutory federal income tax rate for continuing operations are as follows:

	Year Ended December 31,
	2018	2017
Income tax expense (benefit) at statutory federal rate	21.0%	34.0%
State income tax expense, net of federal benefit	1.7%	2.6%
Permanent differences and other	(4.6)%	—%
Goodwill	—%	(9.5)%
Withholding costs	(0.8)%	(0.9)%
Tax credit	(0.1)%	—%
Impact of 2017 Tax Act	—%	(165.0)%
Change in effective federal and state tax rates	(2.0)%	0.4%
Expiration of net operating loss and tax credit carryovers	—%	(0.1)%
Stock compensation expense	(2.4)%	(1.1)%
Reserve for uncertain tax positions and other reserves	—%	0.7%
Change in valuation allowance	16.1%	(258.0)%
Provision (benefit) for income taxes	28.9%	(396.9)%

Schedule of deferred tax assets
Our net deferred tax assets consisted of the following (in thousands):

	December 31,
	2018	2017
Deferred tax assets:
Net operating loss carryforwards	$22,043	$23,451
Research and development and other credits	72	44
Reserves	336	567
Intangibles	—	—
Other, net	1,013	1,232
Total deferred tax assets	23,464	25,294
Deferred tax liabilities:
Fixed assets and other	(2,588)	(3,489)
Intangibles	(756)	(891)
Total deferred tax liabilities	(3,344)	(4,380)
Valuation allowance for deferred tax assets	(20,241)	(21,168)
Net deferred tax liabilities	$(121)	$(254)

Schedule of activity related to unrecognized tax benefits
The following table summarizes the activity related to our unrecognized tax benefits (in thousands):

	December 31,
	2018	2017
Balance at beginning of year	$3,936	$4,134
Expiration of the statute of limitations for the assessment of taxes	(326)	(198)
Balance at end of year	$3,610	$3,936